Subsequent Event (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 14, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Participation in shared national credit syndicated loan	$ 7,204		$ 4,128	$ 4,287
Outstanding balance	$ 7,204		4,143	$ 4,341
Shared National Credit Syndicated Loan [Member] | Collateral Pledged [Member] | Special Mention [Member]
Subsequent Event [Line Items]
Participation in shared national credit syndicated loan		$ 4,300	4,300
Outstanding balance			$ 4,000